Payables and Other Current Liabilities - Composition of Payables And Other Current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 11,872	€ 9,626
Trade payables	6,982	5,913
Payables to suppliers of property, plant and equipment	2,752	2,428
Payables for spectrum acquisition	569	178
Other payables	997	881
Dividends pending payment	228	215
Associates and joint ventures payables (Note 10)	344	11
Other current liabilities	1,338	1,286
Contract liabilities (Note 23)	958	976
Deferred revenue	115	93
Advances received	265	217
Total	€ 13,210	€ 10,912